Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income taxes
Schedule of income tax recognized in profit or loss

Income tax expense (benefit)

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Current tax — Enterprise Income Tax	(469)	1,306	(47)
Deferred tax	2,136	(8,589)	6,665
Current tax — Land Appreciation Tax	179	731	1,923
	1,846	(6,552)	8,541

Schedule of reconciliation of income tax expense (benefit) to the accounting profit

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Profit before tax	128,269	309,882	230,864
Income tax expense calculated at 15% (2016: 15% and 2015: 15%)	19,240	46,482	34,630
Effect of tax holiday	(50,258)	(41,484)	(49,864)
Additional deduction for research and development expenditures	(25,260)	(13,107)	(4,619)
Tax losses for which no deferred tax assets were recognized	70,341	39,777	25,732
Reversal (utilization) of previously unrecognized tax losses of temporary differences(1)	5,687	(43,440)	(3,687)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(18,082)	4,517	4,226
Others	26	82	488
Land Appreciation Tax (after tax)	152	621	1,635
	1,846	(6,552)	8,541

The tax rate used for the 2017, 2016 and 2015 reconciliation above is the corporate tax rate of 15% payable by most of the Group’s entities in Mainland China under tax law in that jurisdiction.

In 2017, the Group reversed US$6.0 million previously recognized temporary differences, which will not be utilized and in 2016, the group utilized US$43.4 million previously unrecognized tax losses.

Schedule of current tax liabilities

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Income tax payable	270	460	355

Schedule of deferred tax assets (liabilities)

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Deferred tax assets
Property, plant and equipment	41,271	45,981	44,523
Intangible Assets	1,844	—	—
Others	1,760	—	419
	44,875	45,981	44,942
Deferred tax liabilities
Capitalized interest	—	—	(3)
Property, plant and equipment	(16,412)	(15,382)	(7,290)
	(16,412)	(15,382)	(7,293)

	28,463	30,599	37,649

Schedule of changes in deferred tax assets and liabilities

2017.12.31

		Recognize
	Opening	in profit	Closing
	balance	or loss	balance
	USD’000	USD’000	USD’000
Deferred tax assets/(liabilities) in relation to:
Property, plant and equipment	30,599	(5,740)	24,859
Capitalized interest	—	1,844	1,844
Others	—	1,760	1,760
	30,599	(2,136)	28,463

2016.12.31

			Recognize
	Opening	Business	in profit	Closing
	balance	Combination	or loss	balance
	USD’000	USD’000	USD’000	USD’000
Deferred tax assets/(liabilities) in relation to:
Property, plant and equipment	37,233	(15,639)	9,005	30,599
Capitalized interest	(3)	—	3	—
Others	419	—	(419)	—
	37,649	(15,639)	8,589	30,599

2015.12.31

		Recognize
	Opening	in profit	Closing
	balance	or loss	balance
	USD’000	USD’000	USD’000
Deferred tax assets/(liabilities) in relation to:
Property, plant and equipment	43,859	(6,626)	37,233
Capitalized interest	(69)	66	(3)
Others	524	(105)	419
	44,314	(6,665)	37,649